Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Redeemable convertible preferred stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at beginning of period at Dec. 31, 2011	$ (304,817)	$ 306,053		$ 762	$ 2	$ (305,581)
Balance at beginning of period (in shares) at Dec. 31, 2011		661,059	5,773
Discount conversion feature associated with convertible notes	70			70
Issuance of common stock upon exercise of options
Issuance of common stock upon exercise of options (in shares)			19
Non-employee stock-based compensation expense	1			1
Employee and director stock-based compensation expense	80			80
Accretion to redemption value of redeemable convertible preferred stock	(12,644)	12,644				(12,644)
Net loss	(11,255)					(11,255)
Net unrealized gain on marketable securities	(2)				(2)
Balance at end of period at Dec. 31, 2012	(328,567)	318,697		913		(329,480)
Balance at end of period (in shares) at Dec. 31, 2012		661,059	5,792
Issuance of common stock upon exercise of options
Issuance of common stock upon exercise of options (in shares)	77		78
Non-employee stock-based compensation expense	17			17
Employee and director stock-based compensation expense	866			866
Accretion to redemption value of redeemable convertible preferred stock	(9,289)	9,289				(9,289)
Repurchase of convertible preferred stock, value	8,247	(8,250)		8,247
Repurchase of convertible preferred stock, (in shares)		(39,606)
Conversion of preferred stock to common stock, value	319,736	(319,736)		319,736
Conversion of preferred stock to common stock, (in shares)		(621,453)	2,793,281
Issuance of common stock, net	20,712		1	20,711
Issuance of common stock, (in shares)			6,030,969
Extinguishment of debt through issuance of common stock	16,945			16,945
Extinguishment of debt through issuance of common stock, (in shares)			624,944
Net loss	(10,073)					(10,073)
Net unrealized gain on marketable securities	2				2
Balance at end of period at Dec. 31, 2013	18,596		1	367,435	2	(348,842)
Balance at end of period (in shares) at Dec. 31, 2013			9,455,064
Issuance of common stock upon cashless net exercise of warrant	55			55
Issuance of common stock upon cashless net exercise of warrant (in shares)			5,431
Non-employee stock-based compensation expense	2			2
Employee and director stock-based compensation expense	526			526
Issuance of common stock, net	2,258			2,258
Issuance of common stock, (in shares)			604,000
Net loss	(10,062)					(10,062)
Net unrealized gain on marketable securities	1				1
Balance at end of period at Mar. 31, 2014	$ 11,376		$ 1	$ 370,276	$ 3	$ (358,904)
Balance at end of period (in shares) at Mar. 31, 2014			10,064,495